SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

        On January 10, 2012 (the "Anomalous Acquisition Date"), the Company entered into a Share Purchase Agreement (the "Anomalous Purchase Agreement") with Anomalous Networks Inc., a corporation incorporated under the laws of Canada ("Anomalous"), and the shareholders of Anomalous, under which the Company agreed to purchase all of the outstanding equity of Anomalous (the "Anomalous Share Purchase"). This acquisition reflects the Company's strategy to broaden its suite of offerings and to provide real time telecom expense management capabilities. On the same day, the Anomalous Share Purchase was effected in accordance with the terms of the Anomalous Purchase Agreement with the Company acquiring all of the outstanding equity of Anomalous for aggregate consideration of (i) approximately $3,500,000 in cash paid at the closing, (ii) approximately $1,000,000 in cash payable on the first anniversary of the closing, (iii) 165,775 unregistered shares of the Company's common stock and (iv) 132,617 unvested and unregistered shares of the Company's common stock with vesting based on achievement of revenue targets relating to sales of Anomalous products and services for periods through January 31, 2013 (the "Earn-Out Period"). With the exception of the cash paid at the closing, substantially all of the consideration paid and payable by the Company remains subject to set-off rights of the Company with respect to indemnities given by the former shareholders of Anomalous under the Anomalous Purchase Agreement. Among other things, these indemnity obligations relate to representations and warranties given by Anomalous under the Anomalous Purchase Agreement. The indemnities are subject to limitations, including a threshold, certain caps and limited survival periods. The vested shares issued by the Company at closing are subject to a one-year lock-up period, the unvested shares are also subject to a lock-up unless and until they become vested following the end of the Earn-Out Period and substantially all of the shares are subject to the set-off rights described above. Under the Anomalous Purchase Agreement, the Company is required to make an advance deposit into escrow of the $1,000,000 of deferred consideration in the event that the Company's cash and cash equivalents is below $15,000,000 at any time before payment of the $1,000,000 of deferred consideration. The allocation of the purchase price is not completed as of the date of these financial statements due to the short period of time since the Anomalous Acquisition Date and will be finalized upon completion of the Company's analysis of the fair values of Anomalous' assets and specified liabilities. The Company does not expect the pro forma results for 2011 to be material.

        On February 21, 2012 (the "ttMobiles Acquisition Date"), the Company entered into a Share Purchase Agreement (the "ttMobiles Purchase Agreement"), with the holders of all of the issued share capital of ttMobiles Limited, a private limited company incorporated in England ("ttMobiles"), under which the Company agreed to purchase all of the issued share capital of ttMobiles (the "ttMobiles Share Purchase"). On the same day, the ttMobiles Share Purchase was effected in accordance with the terms of the ttMobiles Purchase Agreement, with the Company acquiring all of the outstanding equity of ttMobiles for aggregate consideration of (i) £4,000,000 in cash paid at the closing, and (ii) £1,500,000 in cash payable on the first anniversary of the closing (the "Deferred Consideration"). The purchase price is subject to a net asset adjustment pursuant to which the purchase price will be increased or decreased to the extent that the net asset position of ttMobiles is more or less than a specified target by an amount that exceeds 5% of the target. The Deferred Consideration remains subject to set-off rights of the Company with respect to claims for breach of warranties and certain indemnities given by the former holders of the issued share capital of ttMobiles under the ttMobiles Purchase Agreement. Any breach claims and indemnities would be subject to limitations, including a threshold, certain baskets, caps and limited survival periods. The allocation of the purchase price is not completed as of the date of these financial statements due to the short period of time since the ttMobiles Acquisition Date and will be finalized upon completion of the analysis of the fair values of ttMobiles assets and specified liabilities. The Company does not expect the pro forma results for 2011 to be material.